Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Core Plus Bond Fund
Entity Central Index Key	0002064871
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
American Funds® Core Plus Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class A
Trading Symbol	AFCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund

(the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 32 *	0.73% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be highe
r.
†
Annualized.

Expenses Paid, Amount	$ 32	[1]
Expense Ratio, Percent	0.73%	[2]
Net Assets	$ 58,698,000
Holdings Count | Holding	538
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%

Holdings [Text Block]
Portfolio holdings by asset type
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class C
Trading Symbol	AFACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 58 *	1.34% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be higher.
†
Annualized.

Expenses Paid, Amount	$ 58	[1]
Expense Ratio, Percent	1.34%	[2]
Net Assets	$ 58,698,000
Holdings Count | Holding	538
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class F-1
Trading Symbol	AFAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important
informati
on about
American Fund
s Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations
, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also req uest this information b y contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 37 *	0.85% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be higher.
†
Annualized.

Expenses Paid, Amount	$ 37	[1]
Expense Ratio, Percent	0.85%	[2]
Net Assets	$ 58,698,000
Holdings Count | Holding	538
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%

Holdings [Text Block]
Portfolio holdings by asset type
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class F-2
Trading Symbol	AFCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about
American
Funds Core Plus Bond Fund

(the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 19 *	0.44% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be higher.
†
Annualized.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.44%	[2]
Net Assets	$ 58,698,000
Holdings Count | Holding	538
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%

Holdings [Text Block]
Portfolio holdings by asset type
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class F-3
Trading Symbol	CPAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 15 *	0.34% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be higher
.
†
Annualized.

Expenses Paid, Amount	$ 15	[1]
Expense Ratio, Percent	0.34%	[2]
Net Assets	$ 58,698,000
Holdings Count | Holding	538
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%

Holdings [Text Block]
Portfolio holdings by asset type
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class 529-A
Trading Symbol	AFPBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 28 *	0.64% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be higher
.
†
Annualized.

Expenses Paid, Amount	$ 28	[1]
Expense Ratio, Percent	0.64%	[2]
Net Assets	$ 58,698,000
Holdings Count | Holding	538
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class 529-C
Trading Symbol	AFPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 47 *	1.08% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be hi gh
er.
†
Annualized.

Expenses Paid, Amount	$ 47	[1]
Expense Ratio, Percent	1.08%	[2]
Net Assets	$ 58,698,000
Holdings Count | Holding	538
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class 529-E
Trading Symbol	AFPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 41 *	0.95% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be higher
.
†
Annualized.

Expenses Paid, Amount	$ 41	[1]
Expense Ratio, Percent	0.95%	[2]
Net Assets	$ 58,698,000
Holdings Count | Holding	538
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class 529-F-1
Trading Symbol	AFPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 34 *	0.78% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be higher.
†
Annualized.

Expenses Paid, Amount	$ 34	[1]
Expense Ratio, Percent	0.78%	[2]
Net Assets	$ 58,698,000
Holdings Count | Holding	538
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class 529-F-2
Trading Symbol	AFPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 23 *	0.52% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months w ou
ld be
higher
.
†
Annualized.

Expenses Paid, Amount	$ 23	[1]
Expense Ratio, Percent	0.52%	[2]
Net Assets	$ 58,698,000
Holdings Count | Holding	538
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class 529-F-3
Trading Symbol	AFPHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 16 *	0.38% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months wo
uld be
higher
.
†
Annualized.

Expenses Paid, Amount	$ 16	[1]
Expense Ratio, Percent	0.38%	[2]
Net Assets	$ 58,698,000
Holdings Count | Holding	538
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class R-1
Trading Symbol	AFPLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 20 *	0.45% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be hi ghe
r.
†
Annualized.

Expenses Paid, Amount	$ 20	[1]
Expense Ratio, Percent	0.45%	[2]
Net Assets	$ 58,698,000
Holdings Count | Holding	538
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class R-2
Trading Symbol	AFPMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 inve
s
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 23 *	0.52% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be higher
.
†
Annualized.

Expenses Paid, Amount	$ 23	[1]
Expense Ratio, Percent	0.52%	[2]
Net Assets	$ 58,698,000
Holdings Count | Holding	538
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class R-2E
Trading Symbol	AFPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 21 *	0.48% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months w
o
uld be
higher
.
†
Annualized.

Expenses Paid, Amount	$ 21	[1]
Expense Ratio, Percent	0.48%	[2]
Net Assets	$ 58,698,000
Holdings Count | Holding	538
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class R-3
Trading Symbol	AFPOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 70 *	1.61% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be hig
her.
†
Annualized.

Expenses Paid, Amount	$ 70	[1]
Expense Ratio, Percent	1.61%	[2]
Net Assets	$ 58,698,000
Holdings Count | Holding	538
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class R-4
Trading Symbol	AFPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 invest
m
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 17 *	0.40% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be higher.
†
Annualized.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.40%	[2]
Net Assets	$ 58,698,000
Holdings Count | Holding	538
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class R-5E
Trading Symbol	AFPQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 24 *	0.56% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be hi
g
her.
†
Annualized.

Expenses Paid, Amount	$ 24	[1]
Expense Ratio, Percent	0.56%	[2]
Net Assets	$ 58,698,000
Holdings Count | Holding	538
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class R-5
Trading Symbol	AFPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 16 *	0.36% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be hi
gher.
†
Annualized.

Expenses Paid, Amount	$ 16	[1]
Expense Ratio, Percent	0.36%	[2]
Net Assets	$ 58,698,000
Holdings Count | Holding	538
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.

American Funds® Core Plus Bond Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Core Plus Bond Fund
Class Name	Class R-6
Trading Symbol	AFPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 15 *	0.34% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be higher
.
†
Annualized.

Expenses Paid, Amount	$ 15	[1]
Expense Ratio, Percent	0.34%	[2]
Net Assets	$ 58,698,000
Holdings Count | Holding	538
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of
n
et assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.

[1]	Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be higher.
[2]	Annualized.